UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Global Equity Income Fund (JGV)
September 30, 2014 (Unaudited)

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 97.2%
	COMMON STOCKS - 96.3%
	Aerospace & Defense - 4.5%
198,324	Triumph Group Inc.				$ 12,900,976
	Air Freight & Logistics - 1.0%
160,000	Compania de Distribucion Integral Logista Holdings, SAU, (2)				2,910,068
	Airlines - 2.1%
7,875,000	AirAsia Berhad				6,073,388
	Automobiles - 1.4%
128,500	General Motors Company				4,104,290
	Banks - 3.3%
92,500	KB Financial Group Inc., Sponsored ADR				3,350,350
1,360,000	TSB Banking Group PLC, (2)				6,129,245
	Total Banks				9,479,595
	Capital Markets - 4.8%
793,000	UBS AG				13,774,409
	Chemicals - 3.3%
106,000	Agrium Inc.				9,434,000
	Computers & Peripherals - 1.0%
2,550	Samsung Electronics Company Limited				2,861,123
	Diversified Telecommunication Services - 3.1%
52,000	Belgacom S.A.				1,810,103
73,000	CenturyLink Inc.				2,984,970
253,000	KT Corporation, Sponsored ADR				4,101,130
	Total Diversified Telecommunication Services				8,896,203
	Electric Utilities - 3.0%
1,035,000	Centrais Electricas Brasileiras SA (Electrobras), PFD B, (2)				4,317,169
170,000	Scottish and Southern Energy PLC				4,263,463
	Total Electric Utilities				8,580,632
	Electronic Equipment, Instruments & Components - 2.7%
303,000	Ingram Micro, Inc., Class A, (2)				7,820,430
	Energy Equipment & Services - 7.3%
853,000	Akastor ASA				3,432,048
853,000	Aker Solutions ASA, 144A, (2)				8,497,140
321,000	Eurasian Drilling Company Limited, GDR, (4)				9,116,400
	Total Energy Equipment & Services				21,045,588
	Food & Staples Retailing - 1.5%
1,380,000	Tesco PLC				4,165,643
	Food Products - 9.6%
597,470	Adecoagro SA, (2)				5,257,736
73,000	Bunge Limited, (3)				6,148,790
375,000	Dean Foods Company, (3)				4,968,750
81,000	Ingredion Inc., (3)				6,138,990
170,000	MHP SA, 144A, GDR, (4)				2,023,000
3,832,000	WH Group Limited, (2)				3,148,568
	Total Food Products				27,685,834
	Insurance - 10.6%
208,000	Ageas				6,905,451
172,500	Axis Capital Holdings Limited				8,164,425
1,140,000	Catlin Group Limited				9,647,140
263,000	MS&AD Insurance Group Holdings, Inc.				5,737,201
	Total Insurance				30,454,217
	Leisure Equipment & Products - 3.2%
267,000	Arctic Cat, Inc.				9,296,940
	Machinery - 2.4%
150,000	Vallourec SA				6,898,150
	Media - 1.1%
166,000	Interpublic Group Companies, Inc.				3,041,120
	Oil, Gas & Consumable Fuels - 8.6%
90,500	Apache Corporation, (3)				8,495,235
1,009,000	Bankers Petroleum Limited, (2)				4,856,029
180,000	Cabot Oil & Gas Corporation				5,884,200
140,000	Royal Dutch Shell PLC, Class B				5,531,040
	Total Oil, Gas & Consumable Fuels				24,766,504
	Pharmaceuticals - 9.6%
91,472	H. Lundbeck A/S				2,042,524
346,000	Impax Laboratories Inc., (2)				8,203,660
139,488	Ipsen SA				6,860,464
347,000	Mitsubishi Tanabe Pharma Corporation				5,090,704
100,500	Teva Pharmaceutical Industries Limited, Sponsored ADR				5,401,875
	Total Pharmaceuticals				27,599,227
	Real Estate Management & Development - 1.2%
460,000	City Developments Limited				3,468,841
	Software - 5.3%
725,000	Infoblox, Incorporated, (2)				10,693,750
189,000	Symantec Corporation				4,443,390
	Total Software				15,137,140
	Specialty Retail - 4.7%
137,000	Best Buy Co., Inc.				4,601,830
298,000	DSW Inc.				8,972,780
	Total Specialty Retail				13,574,610
	Textiles, Apparel & Luxury Goods - 0.0%
2,506,000	China Hongxing Sports Limited, (5)				7,052
	Wireless Telecommunication Services - 1.0%
233,000	China Mobile Limited				2,690,130
	Total Common Stocks (cost $268,596,431)				276,666,110

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	MORTGAGE-BACKED SECURITIES - 0.5%
	Residentials - 0.5%
$ 6,154	Fannie Mae Guaranteed REMIC Pass-Through Certificates, Series 2011-16, (I/O)	4.000%	3/25/26	Aaa	$ 348,110
3,145	Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)	4.500%	5/25/20	Aaa	189,470
53	Fannie Mae Mortgage Pool 100195	5.262%	8/25/22	Aaa	52,680
1,042	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, Series 2011-81, Class PI, (I/O)	3.500%	8/25/26	Aaa	121,032
6,261	Federal Home Loan Mortgage Corporation, REMIC, Series 3766, Class HI, (I/O)	3.500%	11/15/20	Aaa	462,539
863	Federal Home Loan Mortgage Corporation, REMIC, Series 3906, Class EI, (I/O)	3.500%	5/15/26	Aaa	96,254
1,154	Freddie Mac Multiclass Certificates, Series 3804, Class IG, (I/O)	3.500%	2/15/25	Aaa	64,092
1,240	Freddie Mac Multiclass Certificates, Series 3855, Class GI, (I/O)	3.500%	1/15/25	Aaa	58,205
19,912	Total Residentials				1,392,382
$ 19,912	Total Mortgage-Backed Securities (cost $2,368,357)				1,392,382

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	CORPORATE BONDS - 0.4%
	Wireless Telecommunication Services - 0.4%
$ 6,400	NII Capital Corporation, (7)	7.625%	4/01/21	D	$ 1,216,000
$ 6,400	Total Corporate Bonds (cost $5,117,825)				1,216,000
	Total Long-Term Investments (cost $276,082,613)				279,274,492

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 4.6%
$ 13,279	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $13,279,448, collateralized by $13,580,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $13,546,050	0.000%	10/01/14		$ 13,279,448
	Total Short-Term Investments (cost $13,279,448)				13,279,448
	Total Investments (cost $289,362,061) - 101.8%				292,553,940
	Other Assets Less Liabilities - (1.8)% (8)				(5,265,222)
	Net Assets - 100%				$287,288,718

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (9)	Date	Price	Value (8)
(305)	Apache Corporation	$(3,050,000)	10/18/14	$100	$(9,607)
(302)	Apache Corporation	(3,171,000)	10/18/14	105	(3,171)
(340)	Bunge Limited	(2,890,000)	10/18/14	85	(24,650)
(1,750)	Dean Foods Company	(3,325,000)	12/20/14	19	(4,375)
(405)	Ingredion Inc.	(3,240,000)	10/18/14	80	(7,088)
(3,102)	Total Options Written (premiums received $388,029)	$(15,676,000)			$(48,891)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$265,519,658	$11,139,400	$7,052	$276,666,110
	Mortgage-Backed Securities	—	1,392,382	—	1,392,382
	Corporate Bonds	—	1,216,000	—	1,216,000
	Short-Term Investments:
	Repurchase Agreements	—	13,279,448	—	13,279,448
	Investments in Derivatives:
	Options Written	(48,891)	—	—	(48,891)
	Total	$265,470,767	$27,027,230	$7,052	$292,505,049

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFICs”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $290,540,890.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

	Gross unrealized:
	Appreciation				$19,159,440
	Depreciation				(17,146,390)

	Net unrealized appreciation (depreciation) of investments				$2,013,050

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for options written during and/or as of the end of the reporting period.
(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)

At or subsequent to the end of the reporting period, this security is non-income producing.  Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
I/O	Interest only security.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Equity Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014